COMMON SHARES	12 Months Ended
Dec. 31, 2011
COMMON SHARES
COMMON SHARES

12. COMMON SHARES

On May 22, 2009, the Company issued 4,000,000 common shares, equivalent to 2,000,000 American Depositary Shares, for early redemption of Convertible Bonds.

On October 5, 2009, the Company issued 31,000,000 common shares, equivalent to 15,500,000 American Depositary Shares, in an additional public offering on the New York Stock Exchange for proceeds of $73,625,000. The Company incurred share issuance costs of $5,517,092 which were netted against the proceeds.